Rachael M. Zufall Managing Director, Associate General Counsel 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 T 704.988.4446 rachael.zufall@nuveen.com

May 2, 2022

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:    Rule 497(j) Filing for TIAA Separate Account VA-1 (the “Separate Account”)

To Whom It May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the forms of Prospectus and Statement of Additional Information (“SAI”) that the Separate Account would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectus and SAI contained in Post-Effective Amendment No. 31 to the Separate Account’s Registration Statement on Form N-3 (File Nos. 033-79124, 811-08520); and (ii) the text of this Amendment was filed electronically via EDGAR on April 27, 2022.

Please contact the undersigned at (704) 988-4446 should you have any questions or comments regarding this letter.

Sincerely,

/s/ Rachael M. Zufall
Rachael M. Zufall